Shareholders' Equity (Deficit) - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	May 31, 2010	May 31, 2008	Jun. 30, 2007	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Sep. 30, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2003 Minimum [Member]	Dec. 31, 2003 Maximum [Member]	Apr. 30, 2008 Employee Stock Purchase Plan [Member]	Apr. 30, 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2012 One Nine Nine Six Plan	Dec. 31, 1996 One Nine Nine Six Plan	Dec. 31, 2012 2005 Plan	Dec. 31, 2011 2005 Plan	Dec. 31, 2010 2005 Plan	Dec. 31, 2012 1996 Non-Employee Directors Plan	Dec. 31, 2011 1996 Non-Employee Directors Plan	Dec. 31, 2012 One Nine Nine Six Non Employee Directors Plan [Member]
Schedule Of Stockholders Equity [Line Items]
Issuance of common stock in a private offering, net of issuance costs, Shares								50,000,000	25,000,000
Proceeds from issuance of private placement gross								$ 6,000,000	$ 4,750,000
Proceeds from private offering of common stock, net								5,547,000	4,349,000
Common stock reserves								6,755,200														1,053,725		2,840,909
Shares reserved for future grants				41,651,591		41,651,591		2,954,024	750,133	1,959,278																960,000	2,954,024		919,386
Max. Number of shares available for issuance																		400,000	2,000,000
Options outstanding				7,344,300		7,344,300		6,755,200	6,843,508	6,354,758															153,900		6,601,300
Percentage of issued and outstanding shares of common stock								6.00%
Common stock authorized for issuance											2,918,638
Options, net of cancelled or expired options											1,999,252
Number of shares of common stock authorized	4,000,000	2,700,000	1,600,000			40,000,000		4,000,000												1,000,000	2,500,000	2,000,000										45,000
Options granted expiration								7 months 28 days					7 months 21 days														10 years			5 months 12 days		10 years
Incentive and non-statutory stock option grants option price								110.00%														85.00%								100.00%
Shares acquired vest period								5 years																								1 year
Combined voting power								10.00%
Non-statutory stock option grants option price																														85.00%
Purchase of granted options						713,333							713,333	1,884,417	1,091,448		78,947										560,000	743,000		560,000	400,000
Outstanding notes receivables																											0	0
Number of shares repurchased																											0
Option price, fair value																																100.00%
Aggregate intrinsic value of stock options outstanding											3,000	0
Shares of common stock exercisable				6,905,174		6,905,174					6,376,229
Common stock aggregate intrinsic value				125,000		125,000					3,000
Stock options exercised						0					0	0
Total fair value of restricted stock awards vested														185,000	373,000
Company retained purchase rights on unvested restricted stock awards, shares													547,000	1,453,084	938,976	2,448,273
Employee stock-based compensation expense for restricted stock awards				134,000	105,000	338,000	384,000	473,000	533,000					236,000	103,000
Number of days employees have to continuously employed to participate in the Employee Stock Purchase Plan																						10 days
Condition given to employees to participate in ESPP																						5.00%
Percentage of limitation of Employee contributions, through payroll deductions to lessor																						15.00%
Limitation of Employee contributions, through payroll deductions to lessor								16,500														25,000
Number of Shares issued under the ESPP																						3,496,275
Compensation expense																						57,000	98,000
Capitalized stock-based employee compensation cost				0	0	0	0																							0	0
Tax benefit associated with stock-based compensation expense				0	0																									0
Unrecognized compensation cost, stock options																														43,000
Unrecognized compensation cost								$ 121,000
Expected term of options granted								10 years
Expected dividend yield											0.00%	0.00%